Acquisitions (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 25, 2011 ton	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Acquired mineral rights and associated oil and gas royalty interests	$ 95.7
Acquired coal reserves and resources number of tons	67,700,000
Acquired assets		97.8
Assumed liabilities		2.1
Aggregate cost of all other acquisitions		$ 50.8	$ 24.9